Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues
Revenues	$ 4,329,611	¥ 30,141,886	¥ 13,119,990	¥ 1,744,076
Online marketplace services
Revenues
Revenues	4,329,611	30,141,886	13,119,990	1,740,691
Online marketing services
Revenues
Revenues	3,851,539	26,813,641	11,515,575	1,209,275
Transaction services
Revenues
Revenues	$ 478,072	¥ 3,328,245	¥ 1,604,415	531,416
Merchandise sales
Revenues
Revenues				¥ 3,385